Financial instruments - Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 142,203	$ 102,772
Financial liabilities	30,261	17,226
Warrant liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,124
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	221	292
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12,527	8,595
Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,944	8,339
Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,445
Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,124	0
Financial liabilities at fair value through profit or loss | Warrant liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,124
Financial liabilities at fair value through profit or loss | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Financial liabilities at fair value through profit or loss | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	29,137	17,226
Financial liabilities at amortized cost | Warrant liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0
Financial liabilities at amortized cost | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	221	292
Financial liabilities at amortized cost | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12,527	8,595
Financial liabilities at amortized cost | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	14,944	8,339
Financial liabilities at amortized cost | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,445
Financial assets at amortized cost (incl. Cash and cash equivalents)
Disclosure of detailed information about financial instruments [line items]
Financial assets	142,203	102,772
Financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	59	61
Financial assets | Financial assets at amortized cost (incl. Cash and cash equivalents)
Disclosure of detailed information about financial instruments [line items]
Financial assets	59	61
Other current assets
Disclosure of detailed information about financial instruments [line items]
Financial assets		4
Other current assets | Financial assets at amortized cost (incl. Cash and cash equivalents)
Disclosure of detailed information about financial instruments [line items]
Financial assets		4
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	142,144	102,707
Cash and cash equivalents | Financial assets at amortized cost (incl. Cash and cash equivalents)
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 142,144	$ 102,707